FAIR VALUE MEASUREMENTS - Public warrants (Details) - Public Warrants	Sep. 05, 2025 USD ($) $ / shares Y
FAIR VALUE MEASUREMENTS
Fair value of warrants | $	$ 1,855,333
Fair value per warrant	$ 0.24
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	us-gaap:MonteCarloModelMember
Underlying stock price
FAIR VALUE MEASUREMENTS
Warrants, measurement input	9.92
Exercise price
FAIR VALUE MEASUREMENTS
Warrants, measurement input	11.5
Volatility
FAIR VALUE MEASUREMENTS
Warrants, measurement input	0.04
Remaining term (years)
FAIR VALUE MEASUREMENTS
Warrants, measurement input | Y	7.01
Risk-free rate
FAIR VALUE MEASUREMENTS
Warrants, measurement input	0.0373
Black-Scholes value
FAIR VALUE MEASUREMENTS
Warrants, measurement input	1.14
Pre-adjusted value per share
FAIR VALUE MEASUREMENTS
Warrants, measurement input	1.14
Implied market value adjustment
FAIR VALUE MEASUREMENTS
Warrants, measurement input	0.212